CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (123,454)	$ (126,872)	$ (153,559)
Adjustments required to reconcile net loss to net cash used in Operating Activities:
Depreciation and amortization	9,192	7,472	3,960
Remeasurement of warrants liability	(472)	(890)	(1,216)
Issuance cost allocated to warrants liability	0	0	1,830
Change in accrued interest on bank deposits	(1,051)	(705)	(436)
Change in marketable securities	(409)	375	104
Share-based compensation	22,320	19,449	64,736
Realization of investment in non-marketable equity securities	0	0	(2,012)
Capital gain, net	0	(44)	0
Foreign exchange loss (gain), net	(470)	1,233	(577)
Change in prepaid expenses and other assets	(782)	(377)	620
Change in trade receivables, net	(5,633)	(1,249)	1,993
Change in inventory	2,368	20	(2,092)
Changes in operating lease assets and liabilities, net	29	6,530	0
Change in trade payables	424	1,082	(1,997)
Change in accrued expenses and other liabilities	2,578	607	3,076
Change in employees and payroll accruals	333	(304)	3,469
Change in deferred revenues	1,974	262	(421)
Net cash used in operating activities	(93,053)	(93,411)	(82,522)
Cash flows from investing activities:
Purchase of property and equipment	(6,579)	(22,567)	(3,784)
Proceeds from sales of property and equipment	0	54	0
Investment in bank deposits	(165,600)	(79,500)	(375,047)
Withdrawal of bank deposits	141,500	230,000	145,000
Investment in restricted deposits	(40)	(2,633)	0
Withdrawal of restricted deposits	0	0	56
Investment in marketable securities	(51,678)	(30,103)	(103,910)
Proceeds from sales and maturities of marketable securities	83,461	30,103	53,910
Proceeds from sale of non-marketable securities	0	0	2,178
Net cash provided by (used in) investing activities	1,064	125,354	(281,597)
Cash flows from financing activities:
Cash received from Transactions, net of issuance cost	0	0	121,357
Issuance of ordinary shares, net of issuance cost	61,400	0	217,507
Proceeds from exercise of options	456	609	952
Repayment of loans	0	0	(2,638)
Net cash provided by financing activities	61,856	609	337,178
Effect of exchange rate changes on cash, cash equivalents and restricted cash	515	(1,139)	716
Increase (decrease) in cash, cash equivalents and restricted cash	(29,618)	31,413	(26,225)
Cash, cash equivalents and restricted cash at the beginning of the year	55,954	24,541	50,766
Cash, cash equivalents and restricted cash at the end of the year	26,336	55,954	24,541
(1) Cash paid during the year for:
Interest	0	0	94
Income taxes	703	128	237
(2) Non-cash transactions:
Conversion of preferred shares to ordinary shares	0	0	272,815
Purchase of property and equipment	831	2,335	1,433
Reclassification of warrants liability to equity	8	29	4,436
Issuance cost paid in equity	0	0	77,250
Right-of-use assets recognized with corresponding lease liabilities	868	30,078	0
(3) Cash, cash equivalents and restricted cash at the end of the year:
Cash and cash equivalents	26,283	55,718	23,640
Short-term restricted cash	53	236	901
Cash, cash equivalents and restricted cash at the end of the year	$ 26,336	$ 55,954	$ 24,541